Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income tax Expense

	December 31, 2022	December 31, 2021

Expected income tax at statutory rate	$(709,666)	$(621,735)
State tax	(101,347)	168
Permanent differences	405,376	404,872
Other	-	(71,992)
Change in valuation allowance	406,437	289,487
Provision for income taxes	$800	$800

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021

Net operating loss carry-forward	$2,364,249	$1,957,812
Valuation allowance	(2,364,249)	(1,957,812)
Net deferred tax asset	$-	$-